Leases (Lessee, future minimum rental payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 3.8
2014	3.6
2015	3.0
2016	2.8
2017	2.7
Thereafter	18.4
Total	$ 34.3